10. Related Party Transactions	12 Months Ended
Dec. 31, 2021
10. Related Party Transactions
Related Party Transactions
(10)	Related Party Transactions

The Company conducts transactions with its directors and executive officers, including companies in which they have beneficial interests, in the normal course of business. In accordance with Regulation O of the Federal Reserve, it is the policy of the Bank that loan transactions with directors and officers are made on substantially the same terms as those prevailing at the time made for comparable loans to other persons. The following is a summary of activity for related party loans for 2021 and 2020:

(Dollars in thousands)
	2021	2020
Beginning balance	$1,852	3,472
New loans	3,636	4,189
Repayments	(2,801)	(5,809)
Ending balance	$2,687	1,852

At December 31, 2021 and 2020, the Company had deposit relationships with related parties of approximately $43.4 million and $44.5 million, respectively.

A director of the Company has a membership interest in a company that previously leased two branch facilities to the Bank.  The Bank purchased these branch facilities in September 2020.  The Bank’s lease payments for these facilities totaled $173,000 for the year ended December 31, 2020.